Initial Public Offering - Consolidated Net Assets Contributed to Partnership (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 17, 2012
Assets:
Cash	$ 11,571,000	$ 20,608,000	$ 10,498,000
Accounts receivable, net	44,540,000	37,442,000	9,333,000
Inventories	11,961,000	22,418,000	7,763,000
Due from sponsor			5,615,000
Prepaid expenses and other current assets	2,150,000	1,625,000	566,000
Property, plant and equipment, net	198,092,000	195,834,000	154,527,000
Other assets	3,544,000	3,808,000	1,095,000
Total assets	341,948,000	354,361,000	189,397,000
Liabilities:
Accounts payable	9,752,000	10,108,000	4,657,000
Accrued and other current liabilities	8,314,000	7,669,000	2,534,000
Deferred revenue		0	1,715,000
Asset retirement obligation	4,685,000	4,628,000	4,399,000
Total liabilities	153,900,000	171,007,000	94,270,000
Net Assets Contributed to Partnership – August 16, 2012				83,154,000
Partnership
Assets:
Cash				1,984,000
Accounts receivable, net				12,453,000
Inventories				4,085,000
Due from sponsor				4,606,000
Prepaid expenses and other current assets				26,000
Property, plant and equipment, net				69,623,000
Other assets				1,113,000
Total assets				93,890,000
Liabilities:
Accounts payable				1,397,000
Accrued and other current liabilities				1,901,000
Deferred revenue				6,590,000
Asset retirement obligation				848,000
Total liabilities				10,736,000
Net Assets Contributed to Partnership – August 16, 2012				$ 83,154,000